GENERAL (Details) T in Thousands, dwt in Millions, $ in Millions		1 Months Ended		3 Months Ended			12 Months Ended
	Feb. 03, 2016	Jan. 31, 2019 vessel	Mar. 03, 2016	Jun. 30, 2019 vessel	Mar. 31, 2018 vessel	Sep. 30, 2017 vessel	Dec. 31, 2018 vessel tanker_size T dwt	Dec. 31, 2016 vessel tanker	Dec. 31, 2017 vessel	Nov. 30, 2015 USD ($) shares
Related Party Transaction [Line Items]
Reverse stock split, conversion ratio	0.2		5					5
Share exchange ratio in reverse acquisition | shares										2.55
Number of sizes of oil tankers | tanker_size							2
Lower range of VLCC tanker size (in dry weight tonnage) | T							200
Upper range of VLCC tanker size ((in dry weight tonnage) | T							320
Lower range of Suezmax tanker size (in dry weight tonnage) | T							120
Upper range of Suezmax tanker size (in dry weight tonnage) | T							170
Lower range of LR2 tanker size (in dry weight tonnage) | T							111
Upper range of LR2 tanker size (in dry weight tonnage) | T							115
Number of vessels in fleet							61
Aggregate Vessel Capacity | dwt							11.6
Number of vessels owned							46
Number of vessels owned, VLCCs							12
Number of vessels owned, Suezmax tankers							16	6
Number of Vessels Owned, Product Tankers							18
Number of vessels under capital leases							3		9
Number of vessels recorded as investment in finance lease, VLCCs							1
Number of vessels under commercial management							9
Number of vessels under commercial management, Suezmax tankers							2
Number of Vessels Under Commercial Management, LR2							2
Number of vessels under commercial management, product/crude oil tankers							2
Number of newbuild vessels							2
Aggregate Newbuild Capacity | dwt							0.6
VLCC Vessels [Member]
Related Party Transaction [Line Items]
Number of vessels owned							18
number of vessels with an equal cost/revenue split							2
Number of vessels under commercial management							3
Number of newbuild vessels							2	3	4
number of newbuilding vessels delivered					1	1	1
Reverse acquisition [Member]
Related Party Transaction [Line Items]
Number of shares held by existing shareholders to qualify for reverse acquisition | shares										1
Common stock, shares, issued as merger consideration | shares										583,600,000
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split | shares										249,100,000
Treasury stock (in shares) | $										$ 6.8
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger | shares										13,460,000
Scenario, Forecast
Related Party Transaction [Line Items]
number of newbuilding vessels delivered		1		1